Performance Management - Grant Park Dynamic Allocation Fund	Jan. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A, C, and N, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund’s Class I, Class A, Class C, and Class N shares over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share information is available at no cost by visiting www.grantparkfunds.com or by calling 855.501.4758.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Grant Park Dynamic Allocation Fund Class I Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	Third Quarter 2025	9.65%
Worst Quarter	First Quarter 2025	(0.20)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.65%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.20%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Grant Park Dynamic Allocation Fund Average Annual Total Returns For periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance [Table]
	One Year	Since Inception (12/27/24)
Class I shares Return before taxes	18.94%	18.71%
Class I Return after taxes on distributions	15.46%	15.28%
Class I Return after taxes on distributions and sale of Fund shares	11.59%	13.03%
Class A shares Return before taxes	11.84%	11.70%
Bloomberg 1-3 Year U.S. Treasury Bond Index(1)	5.17%	5.30%

(1)	The Bloomberg 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. The Adviser believes that the Bloomberg 1-3 Year U.S. Treasury Bond Index is a more appropriate benchmark index for the Fund given the average weighted duration of the Fund’s portfolio. Investors cannot invest directly into the index.

Performance Table One Class of after Tax Shown [Text]	After tax returns for Class A shares will vary from Class I shares.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After tax returns for Class A shares will vary from Class I shares.

Performance Availability Website Address [Text]	www.grantparkfunds.com
Performance Availability Phone [Text]	855.501.4758